Interim Condensed Consolidated Statements Of Operations And Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Interim Condensed Consolidated Statements Of Operations And Comprehensive Loss
Sales, net of discounts	$ 19,560,190	$ 18,894,135	$ 63,674,204	$ 55,385,321	$ 173,414,881	$ 0
Cost of sales	12,942,068	13,893,643	44,316,034	43,774,625	153,182,191	0
Gross profit	6,618,122	5,000,492	19,358,170	11,610,696	20,232,690	0
Impairment loss	127,815,307	485,601,121	130,244,837	560,500,228	654,317,300	0
Operating expenses	36,838,444	30,936,988	108,036,813	128,763,201	184,433,403	8,813,918
Loss from operations	(158,035,629)	(511,537,617)	(218,923,480)	(677,652,733)	(818,518,013)	8,813,918
Other income (expense)
Interest income					1,244,606	2,350,312
Interest expense	(1,183,968)	(1,093,562)	(3,694,798)	(3,757,176)	(5,183,817)	0
Gain on debt forgiveness	0	0	0	3,358,686	3,358,686	0
Loss on disposal of assets	0	(137,042)	(317,787)	(3,656,707)	(2,447,985)	0
Change in fair value of investments at fair value through profit loss	(388,878)	(768,030)	(421,974)	(418,818)	(1,250,990)	0
Change in fair value of contingent consideration	3,558	38,178,321	642,153	220,997,087	(229,819,070)	0
Other income	524,230	1,521,164	1,633,525	4,198,444	3,573,557	0
Total	(1,045,058)	37,700,851	(2,158,881)	220,721,516	229,113,127	2,350,312
Loss before income taxes	(159,080,687)	(473,836,766)	(221,082,361)	(456,931,217)	(589,404,886)	(6,463,606)
Income tax recovery (expense)	24,460,758	(3,935,160)	24,418,531	6,541,380	2,372,552	0
Loss and comprehensive loss from continuing operations	(134,619,929)	(477,771,926)	(196,663,830)	(450,389,837)
Loss from classification to discontinued operations,	(11,082,725)	0	(11,082,725)	0
Loss from discontinued operations, net of income tax	(2,327,414)	(83,578,124)	(4,302,730)	(86,074,460)
Net loss	(147,985,084)	(561,350,050)	(212,049,285)	(536,464,297)	(587,032,334)	(6,463,606)
Loss and comprehensive loss attributable to shareholders of the company	(147,985,084)	(561,350,050)	(211,800,036)	(536,464,297)	(587,060,124)	0
Loss and comprehensive loss attributable to redeemable non-controlling interest	(44,984)	0	(249,249)	0	$ 27,790	$ (6,463,606)
Net loss	$ (148,030,068)	$ (561,350,050)	$ (212,049,285)	$ (536,464,297)
Per share - basic and diluted
Loss per share from discontinued operations	$ (0.13)	$ (0.85)	$ (0.15)	$ (0.92)
Loss per share from continuing operations	(1.30)	(4.85)	(1.94)	(4.80)
Loss per share	$ (1.43)	$ (2.09)	$ (5.70)	$ (5.72)
Basic and diluted					$ (6.18)	$ (1.90)
Weighted average number of common shares	103,489,965	98,421,935	101,154,772	93,802,606
Basic and diluted					95,006,080	15,218,750